Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets
Prepaid expenses and other current assets comprise of:

(in millions of $)	December 31, 2025	December 31, 2024
Prepaid interest (1)	2.2	2.3
Inventory	1.7	1.5
Other prepaid expenses (2)	1.4	1.3
Other current assets (3)	1.3	1.1
	6.6	6.2

(1) Prepaid interest relates to interest paid in advance for "Mount Norefjell,” “Mount Ita,” “Mount Etna” and “Mount Blanc”. Bareboat payments on the lease for these vessels were paid in advance.

(2) Other prepaid expenses are primarily comprised of prepaid operating expenses, prepaid insurance and cash advance to crew for delivered vessels.

(3) Other current assets primarily relates to funding advanced to vessel managers.